[INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116]

December 5, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   Atlas Funds (the "Company")
              File Nos. 33-20318 and 811-5485

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the above-referenced Company that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 46 (the "Amendment") to the Company's Registration Statement on Form N-1A which was filed electronically on November 30, 2005 (Accession No. 0001144204-05-038257).

Should you have any questions regarding this filing, please contact the undersigned at (617) 937-7284 if you have any questions regarding this filing.

Very truly yours,

/s/ Thomas V. Finnerty
Thomas V. Finnerty, Esq.